                                    LAW FIRM
                       BLACKWELL SANDERS PEPER MARTIN LLP
                4801 MAIN STREET SUITE 1000 KANSAS CITY, MO 64112
                   P.O. BOX 219777 KANSAS CITY, MO 64121-6777
                     TEL: (816) 983-8000 FAX: (816) 983-8080
                        WEBSITE: www.blackwellsanders.com

Steven F. Carman                                        DIRECT FAX: (816) 983-8080
DIRECT: (816) 983-8153                        E-MAIL: scarman@blackwellsanders.com

                                January 12, 2007

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Attention:  Larry L. Greene, Senior Counsel

         Re:      Tortoise Energy Capital Corporation (the "Company")

Dear Larry:

         Today the Company filed via EDGAR a shelf Registration Statement on
Form N-2 (the "Registration Statement") under the Securities Act of 1933 and the
Investment Company Act of 1940. The purpose of this filing is to register the
Company's common stock, preferred stock and debt securities for offering from time to time by the Company or certain stockholders of the Company. The Company intends to use the proceeds from any offering by the Company for investment purposes.

         The Company's affiliate, Tortoise Energy Infrastructure Corporation
("TYG"), recently completed an offering of its common stock (the "TYG Offering")
pursuant to its shelf Registration Statement on Form N-2 (the "TYG Shelf"), and
filed on December 14, 2006 its final Prospectus Supplement. You were the
Securities and Exchange Commission staff member who reviewed the TYG Shelf. The
Base Prospectus filed by TYG with the TYG Shelf is very similar to the Base
Prospectus filed today by the Company with its Registration Statement. We hope this assists you in your review.

         We are not aware of any novel issues or disclosure items requiring staff attention in the Registration Statement.

         Please feel free to call me at (816) 983-8153 or Eric Gervais at (816)
983-8362 with any questions you may have.

                                   Sincerely,

                                   /s/ Steven F. Carman

                                   Steven F. Carman

EJG

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